Earnings / (Loss) per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income / (loss)	$ 680,530	$ 9,660	$ (16,201)
Weighted average common shares outstanding, basic	101,183,829	96,128,173	93,735,549
Basic earnings / (loss) per share	$ 6.73	$ 0.10	$ (0.17)
Dillutive effect of non vested shares	295,243	153,216	0
Weighted average common shares outstanding, diluted	101,479,072	96,281,389	93,735,549
Diluted earnings / (loss) per share	$ 6.71	$ 0.10	$ (0.17)